Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2021
Organization And Business Operations [Line Items]
Description of Organization and Business Operations	Description of Business
Company and Background
Sonder Holdings Inc. is headquartered in San Francisco, California, and together with its wholly owned subsidiaries (collectively, Sonder) provides short and long-term accommodations to travelers in various cities across North America, Europe and the Middle East. The Sonder units in each multi-family building and each hotel property are selected, designed and managed directly by Sonder.
On January 18, 2022, Sonder consummated the previously announced Business Combination by and among Gores Metropoulos II, Inc., Sunshine Merger Sub I, Inc. (“First Merger Sub”), a direct, wholly-owned subsidiary of Second Merger Sub (as defined below), Sunshine Merger Sub II, LLC, a direct, wholly-owned subsidiary of the Company (“Second Merger Sub”), and Sonder Holdings Inc. Refer to Note 18. Subsequent events for details of the transaction.

Gores Metropoulos II, Inc.
Organization And Business Operations [Line Items]
Description of Organization and Business Operations	Description of Organization and Business Operations
Organization and General
Sonder Holdings Inc. (f/k/a Gores Metropoulos II, Inc.) (the “Company”) was incorporated in Delaware on July 21, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).
The Company completed the Public Offering on January 22, 2021 (the “IPO Closing Date”). The Company will not generate any operating revenues until after the completion of its Business Combination, at the earliest. Subsequent to the Public Offering, the Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the Public Offering and the sale of the Private Placement Warrants (as defined below) held in the Trust Account (as defined below).
Sonder Holdings Inc. Business Combination
On April 29, 2021, Sonder Holdings Inc. (f/k/a Gores Metropoulos II, Inc) entered into a Business Combination Agreement (the “Business Combination Agreement”), by and among the Company, Sonder Operating Inc (f/k/a Sonder Holdings Inc, or “Legacy Sonder”). The transactions contemplated by the Business Combination Agreement will constitute a “Business Combination” within the meaning of the Company’s Amended and Restated Certificate of Incorporation. Such transactions are hereinafter referred to as the “Business Combination.” The Business Combination with Legacy Sonder closed on January 18, 2022.
Sponsor
The Company’s sponsor is Gores Metropoulos Sponsor II, LLC, a Delaware limited liability company (the “Sponsor”).
Private Placement Subscription Agreements
On April 29, 2021, the Company entered into subscription agreements (each, a “Subscription Agreement” and collectively, the “Subscription Agreements”) with certain investors and Gores Metropoulos Sponsor II, LLC (the “Sponsor”), pursuant to which the investors have agreed to purchase an aggregate of 20,000,000 shares of Company Common Stock in a private placement for $10.00 per share (the “Private Placement”).
Each Subscription Agreement will terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Merger Agreement is terminated in accordance with its terms; (b) upon the mutual written agreement of the parties to such Subscription Agreement; (c) if any of the conditions to closing set forth in such Subscription Agreement are not satisfied or waived on or prior to the closing and, as a result thereof, the transactions contemplated by such Subscription Agreement are not consummated at the closing; and (d) if the closing of the Business Combination shall not have occurred by October 28, 2021. As of the date hereof, the shares of Company Common Stock to be issued pursuant to the Subscription Agreements have not been registered under the Securities Act of 1933, as amended (the “Securities Act”). The Company will, within 30 days after the closing of the Business Combination, file with the Securities and Exchange Commission (“SEC”) a registration statement (the “Post-Closing Registration Statement”) registering the resale of such shares of Common Stock and will use its commercially reasonable efforts to have such Post-Closing Registration Statement declared effective as soon as practicable after the filing thereof.
On October 27, 2021, the parties entered into an amendment to the Existing Subscription Agreements (the “Existing Subscription Amendment”), pursuant to which, among other things, the date such Existing Subscription Agreements terminate if the Business Combination has not been consummated was extended from October 28, 2021 to January 31, 2022.
On October 27, 2021, the Company entered into subscription agreements (the “New Subscription Agreements”) with certain investors, including the Sponsor (the “New Subscribers”), pursuant to which the New Subscribers have agreed to purchase an aggregate of 11,507,074 shares of Company Common Stock in a private placement for $8.89 per share (the “New PIPE”). Each New Subscription Agreement is to terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Merger Agreement is terminated in accordance with its terms; (b) the mutual written agreement of the parties to such New Subscription Agreement; (c) any of the conditions to closing set forth in such New Subscription Agreement not being satisfied or waived on or prior to the closing and, as a result thereof, the transactions contemplated by such New Subscription Agreement not being consummated at the closing; and (d) January 31, 2022, if the closing of the Business Combination shall not have occurred by such date.
Surrender Agreement
On October 27, 2021, the Company entered into a share surrender agreement (the “Share Surrender Agreement”), by and between the Company and the Sponsor, pursuant to which the Sponsor agreed to surrender 1,277,285 shares of Class F Common Stock immediately prior to the effective time of the First Merger, contingent on the satisfaction of the conditions to closing set forth in the Merger Agreement. The foregoing description of the Share Surrender Agreement is qualified in its entirety by the text of the Share Surrender Agreement.
Additional Sponsor Commitment Subscription Agreement
On October 27, 2021, the Company entered into a subscription agreement (the “Additional Sponsor Commitment Subscription Agreement”) with the Sponsor, substantially similar to the Sponsor’s Existing Subscription Agreement (as amended), whereby the Sponsor separately agreed to purchase an additional 709,711 shares of Company Common Stock in a private placement for $10.00 per share. The Additional Sponsor Commitment Subscription Agreement will automatically terminate with no further force and effect upon the earliest to occur of: (a) such date and time as the Merger Agreement is terminated in accordance with its terms; (b) the mutual written agreement of the parties to such Additional Sponsor Commitment Subscription Agreement; (c) any of the conditions to closing set forth in such Additional Sponsor Commitment Subscription Agreement not being satisfied or waived on or prior to the closing and, as a result thereof, the transactions contemplated by such Additional Sponsor Commitment Subscription Agreement not being consummated at the closing; and (d) January 31, 2022, if the closing of the Business Combination shall not have occurred by such date.
Financing
Upon the closing of the Public Offering and the sale of the Private Placement Warrants, an aggregate of $450,000,000 was placed in a Trust Account with Computershare acting as trustee (the “Trust Account”).
The Company intends to finance a Business Combination with the net proceeds from its $450,000,000 Public Offering and its sale of $11,000,000 of Private Placement Warrants.
The Trust Account
Substantially all the proceeds from the Proposed Offering and the sale of the Private Placement Warrants (as defined in Note 4) will be placed in a U.S. based trust account (the “Trust Account”). The Trust Account will be invested only in U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government obligations. The remaining proceeds outside the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.
The Company’s amended and restated certificate of incorporation provides that, other than the withdrawal of up to $900,000 per year of interest to fund the Company’s compliance requirements and other costs related thereto, plus additional amounts released to us to pay franchise and income taxes, if any, none of the funds held in trust will be released until the earliest of: (i) the completion of the Business Combination; (ii) the redemption of any shares of the Company’s class A common stock, par value $0.0001 per share (the “Class A common stock”) included in the Units (as defined in Note 3) being sold in the Proposed Offering that have been properly tendered in connection with a stockholder vote to amend the amended and restated certificate of incorporation (a) to modify the substance or timing of the Company’s obligation to redeem 100% of such shares of Class A common stock if it does not complete a Business Combination within 24 months from the closing of the Proposed Offering or (b) with respect to any other provisions relating to stockholders’ rights or pre-initial business combination activity and (iii) the redemption of 100% of the shares of Class A common stock included in the Units being sold in the Proposed Offering if the Company is unable to complete a Business Combination within 24 months from the closing of the Proposed Offering (subject to the requirements of law).
Business Combination
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a Target Business. As used herein, “Target Business” must be with one or more target businesses that together have an aggregate fair market value of at least 80% of the assets held in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned) at the time of the Company signing a definitive agreement in connection with the Business Combination.
The Company, after signing a definitive agreement for a Business Combination, was required to either (i) seek stockholder approval of the Business Combination at a meeting called for such purpose in connection with which stockholders may seek to redeem their shares, regardless of whether they vote for or against the Business Combination, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest but less taxes payable, or (ii) provide stockholders with the opportunity to sell their shares to the Company by means of a tender offer (and thereby avoid the need for a stockholder vote) for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest but less taxes payable.
As a result of the foregoing redemption provisions, the public shares of common stock are recorded at redemption amount and classified as temporary equity, in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 480, “Distinguishing Liabilities from Equity” (“ASC 480”).
The Company had 24 months from the closing date of the Proposed Offering to complete its Business Combination. If the Company does not complete a Business Combination within this period of time, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the public shares of Class A common stock for a per share pro rata portion of the Trust Account, including interest, but less taxes payable (less up to $100,000 of such net interest to pay dissolution expenses) and (iii) as promptly as possible following such redemption, dissolve and liquidate the balance of the Company’s net assets to its remaining stockholders, as part of its plan of dissolution and liquidation. The initial stockholders and the Company’s officers and directors will enter into letter agreements with the Company, pursuant to which they will waive their rights to participate in any redemption with respect to their founder shares; however, if the Sponsor or any of the Company’s officers, directors or affiliates acquire shares of Class A common stock in or after the Proposed Offering, they will be entitled to a pro rata share of the Trust Account upon the Company’s redemption or liquidation in the event the Company does not complete a Business Combination within the required time period.
In the event of such distribution, it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the initial public offering price per Unit in the Proposed Offering.
On January 14, 2022, the Company held a special meeting of the Company’s stockholders (the “Special Meeting”), held in lieu of the 2021 annual meeting of the Company’s stockholders, at which stockholders representing a majority of the outstanding shares of Class A Common Stock approved the Sonder Holdings Inc. Business Combination. In connection with the closing of the Business Combination on January 18, 2022, Company Stockholders redeemed 43,343,665 shares of Class A Stock.